STOCK OPTIONS (Details 1) - shares		12 Months Ended
	Jul. 14, 2020	Dec. 31, 2020
STOCK OPTIONS
Stock options vested		641,909
Stock options unvested		1,158,091
Total stock options granted	1,800,000	1,800,000